Annual Fund Operating Expenses - Kingsbarn Dividend Opportunity ETF - Kingsbarn Dividend Opportunity ETF Class	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%